Other Receivables, Net	6 Months Ended
Dec. 31, 2023
Other Receivables Net [Abstract]
Other receivables, net

Note 3 – Other receivables, net

Other receivables consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Others	$332	$332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from transfer of concert cooperation right	1,500,000	-
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(23,286,550)	(7,500,000)
Other receivables, net	$1,500,332	$5,500,332

For the six months ended December 31, 2023 and 2022, the Company recognized $15,786,550 and $0 on provision for allowance on credit losses, respectively.

Movements of allowance for credit losses consisted of the following as of the date indicated:

	December 31, 2023	June 30, 2023
	(Unaudited)
Beginning balance	$7,500,000	$-
Addition	15,786,550	7,500,000
Ending balance	$23,286,550	$7,500,000